Fair Value Measurement - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Fair value measurement
Gross unrealized loss	¥ (41)	$ (6)	¥ 246	¥ (492)
Impairment of long-term investment	0		7,350	444
Impairment of goodwill and long-lived assets	19,710	$ 2,818	540,009
Recurring
Fair value measurement
Gross unrealized loss	0		29
Non-recurring
Fair value measurement
Impairment of long-term investment	0		7,350	444
Impairment of goodwill and long-lived assets	¥ 19,710		¥ 540,009	¥ 844